Convertible notes, net - Interest (Details) - Convertible notes ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Debt Instrument
Amortization of debt issuance costs	$ 148	¥ 986	¥ 927	$ 291	¥ 1,941	¥ 1,821
Total interest expense	4,375	29,175	25,948	8,572	57,166	50,734
KKR Notes
Debt Instrument
Notes interest incurred	2,451	16,343	14,481	4,784	31,905	28,217
GM Notes
Debt Instrument
Notes interest incurred	$ 1,776	¥ 11,846	¥ 10,540	$ 3,497	¥ 23,320	¥ 20,696